Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—4.5%
320,040	[1]	AST SpaceMobile, Inc.	$ 18,875,959
740,083	[1]	Live Nation Entertainment, Inc.	128,870,653
1,694,076	[1]	Pinterest, Inc.	40,674,765
135,004	[1]	Reddit, Inc.	18,991,013
24,813	[1]	Take-Two Interactive Software, Inc.	6,027,574
4,461,478	[1]	Trade Desk, Inc./The	80,485,063
		TOTAL	293,925,027
		Consumer Discretionary—13.3%
2,758,972	[1]	Chewy, Inc.	62,352,767
839,529	[1]	Chipotle Mexican Grill, Inc.	31,247,269
709,641	[1]	Deckers Outdoor Corp.	68,750,020
685,644	[1]	Duolingo, Inc.	92,431,668
265,901		Expedia Group, Inc.	78,371,661
272,933	[1]	Five Below, Inc.	59,261,942
100,936		Hilton Worldwide Holdings, Inc.	32,348,979
790,152		Las Vegas Sands Corp.	38,630,531
758,606	[1]	Lululemon Athletica, Inc.	90,175,495
622,906	[1]	On Holding AG	22,574,114
56,081		Royal Caribbean Cruises Ltd.	17,850,582
253,139		Tapestry, Inc.	38,570,789
82,598	[1]	Ulta Beauty, Inc.	42,358,732
1,803,539	[1]	Viking Holdings Ltd.	188,199,295
201,535	[1]	Wayfair, Inc.	17,110,322
		TOTAL	880,234,166
		Consumer Staples—0.9%
574,783	[1]	Maplebear, Inc.	25,635,322
375,240	[1]	Sprouts Farmers Market, Inc.	32,705,918
		TOTAL	58,341,240
		Energy—4.1%
65,163		Cheniere Energy, Inc.	17,175,012
295,407		Marathon Petroleum Corp.	93,487,453
260,872		Phillips 66	55,221,385
303,946		Targa Resources, Inc.	82,177,880
258,054		Weatherford International PLC	22,654,561
		TOTAL	270,716,291
		Financials—6.2%
563,859	[1]	Affirm Holdings, Inc.	40,321,557
324,944		Ameriprise Financial, Inc.	177,367,433
980,664		Bank of New York Mellon Corp.	153,307,203
126,555		Northern Trust Corp.	23,057,056
1,004,217		XP, Inc.	17,131,942
		TOTAL	411,185,191
		Health Care—12.2%
296,697	[1]	Alnylam Pharmaceuticals, Inc.	60,977,167
214,525	[1]	Axsome Therapeutics, Inc.	46,764,305
333,644	[1]	Bridgebio Pharma, Inc.	26,721,548
334,892		Cardinal Health, Inc.	77,035,207

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
206,451		Cencora, Inc.	$ 64,276,454
173,919	[1]	Dexcom, Inc.	14,513,541
1,534,184	[1]	Doximity, Inc.	32,079,787
417,469	[1]	Guardant Health, Inc.	67,625,803
494,277	[1]	Halozyme Therapeutics, Inc.	40,797,624
15,698	[1]	IDEXX Laboratories, Inc.	8,776,281
236,764	[1]	Inspire Medical Systems, Inc.	11,887,920
402,615	[1]	Insulet Corp.	66,572,390
12,734	[1]	Medpace Holdings, Inc.	7,348,919
455,751	[1]	Natera, Inc.	122,031,888
66,579		ResMed, Inc.	14,046,837
461,570	[1]	Revolution Medicines, Inc.	86,558,222
1,106,479	[1]	Sarepta Therapeutics, Inc.	16,442,278
197,537	[1]	Veeva Systems, Inc.	40,254,090
		TOTAL	804,710,261
		Industrials—20.8%
307,334		Allison Transmission Holdings, Inc.	35,202,036
2,184,609	[1]	American Airlines Group, Inc.	33,358,979
457,132		BWX Technologies, Inc.	77,118,168
107,429		Comfort Systems USA, Inc.	185,818,867
53,855		Curtiss-Wright Corp.	38,991,020
180,430		Emcor Group, Inc.	143,880,295
217,790		Fastenal Co.	10,390,761
37,088		Ferguson Enterprises, Inc.	8,690,831
185,644	[1]	Generac Holdings, Inc.	36,592,289
207,938		HEICO Corp.	74,100,786
461,969		Howmet Aerospace, Inc.	130,395,370
14,595		Lennox International, Inc.	6,069,769
412,375		Leonardo DRS, Inc.	18,989,869
1,414,844	[1]	Lyft, Inc.	22,439,426
263,698	[1]	Mastec, Inc.	69,378,944
420,155		nVent Electric PLC	64,632,444
85,543		Paycom Software, Inc.	14,025,630
125,116	[1]	Paylocity Corp.	17,252,871
38,453		Quanta Services, Inc.	25,661,994
1,034,080	[1]	Rocket Lab Corp.	67,163,496
305,428		Rockwell Automation, Inc.	146,629,874
1,198,888		Southwest Airlines Co.	53,913,993
21,303	[1]	Sterling Infrastructure, Inc.	12,712,991
84,512	[1]	United Airlines Holdings, Inc.	10,253,841
86,884		Vertiv Holdings Co.	20,988,568
5,040		W.W. Grainger, Inc.	6,966,389
124,004		Woodward, Inc.	44,734,443
		TOTAL	1,376,353,944
		Information Technology—30.7%
184,827	[1]	Allegro MicroSystems, Inc.	7,670,320
76,969	[1]	AppFolio, Inc.	13,869,044
67,952	[1]	Applied Optoelectronics, Inc.	6,409,233
426,795	[1]	Astera Labs, Inc.	132,831,408
373,035	[1]	CloudFlare, Inc.	104,069,304
207,865	[1]	Coherent Corp.	54,645,630
194,917	[1]	Credo Technology Group Holding Ltd.	40,345,870

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
607,881	[1]	Datadog, Inc.	$ 162,893,872
1,087,064	[1]	DocuSign, Inc.	59,603,719
335,189	[1]	Dynatrace, Inc.	14,855,576
958,877	[1]	Elastic N.V.	63,084,518
567,272	[1]	Enphase Energy, Inc.	21,295,391
477,603	[1]	Everpure, Inc.	36,856,623
829,834	[1]	Gartner, Inc., Class A	125,321,531
509,330	[1]	Gitlab, Inc.	17,576,978
423,607	[1]	Globant S.A.	15,504,016
324,893	[1]	GoDaddy, Inc.	26,881,647
185,039	[1]	HubSpot, Inc.	43,920,857
258,457		Jabil, Inc.	81,426,878
372,077	[1]	Keysight Technologies, Inc.	118,722,329
1,022,757	[1]	Kyndryl Holdings, Inc.	13,858,357
112,058	[1]	Lattice Semiconductor Corp.	13,925,448
154,763	[1]	Lumentum Holdings, Inc.	110,491,496
161,174	[1]	MA-COM Technology Solutions Holdings, Inc.	40,525,591
108,257	[1]	Manhattan Associates, Inc.	20,716,060
513,273		Microchip Technology, Inc.	38,131,051
37,784		MKS, Inc.	11,238,851
40,695		Monolithic Power Systems, Inc.	58,032,291
195,734		NetApp, Inc.	34,938,519
360,519	[1]	Nutanix, Inc.	21,274,226
283,288	[1]	Okta, Inc.	40,207,066
159,209	[1]	ON Semiconductor Corp.	12,993,046
616,175		Pegasystems, Inc.	18,824,146
86,508	[1]	Rambus, Inc.	7,874,823
91,300	[1]	Semtech Corp.	10,756,966
459,282	[1]	Snowflake, Inc.	134,698,225
269,550		Teradyne, Inc.	99,110,839
1,881,945	[1]	Terawulf, Inc.	33,235,149
134,577	[1]	TTM Technologies, Inc.	15,535,569
239,882	[1]	Tyler Technologies, Inc.	74,267,467
37,206		Ubiquiti, Inc.	20,705,883
3,805,739	[1]	UiPath, Inc.	48,561,230
		TOTAL	2,027,687,043
		Materials—2.6%
1,618,654		AngloGold Ashanti PLC	128,391,635
2,847,572		Hecla Mining Co.	40,207,717
		TOTAL	168,599,352
		Real Estate—1.4%
2,722,121	[1]	CoStar Group, Inc.	78,288,200
128,148		Iron Mountain, Inc.	15,675,063
		TOTAL	93,963,263
		Utilities—1.5%
674,184		Vistra Corp.	99,907,327
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,970,197,838)	6,485,623,105

Shares		Value
	INVESTMENT COMPANY—1.5%
101,869,244	Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[2] (IDENTIFIED COST $101,869,244)	101,869,244
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $6,072,067,082)	6,587,492,349
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	16,641,384
	NET ASSETS—100%	$6,604,133,733
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$129,392,419
Purchases at Cost	$1,166,563,315
Proceeds from Sales	$(1,194,086,490)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$101,869,244
Shares Held as of 7/31/2026	101,869,244
Dividend Income	$3,697,780

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.